Leases	12 Months Ended
Dec. 31, 2020
Disclosure Text Block [Abstract]
Leases

7.    Leases

On January 1, 2019, we adopted ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”), using the transition method outlined in ASU No. 2018-11, Leases (Topic 842): Targeted Improvements. The adoption of ASU 2016-02 resulted in no cumulative adjustment to accumulated deficit as our lease portfolio consists solely of operating leases. On the date of adoption, January 1, 2019, we obtained a right-of-use assets in exchange for lease liabilities of $136.1 thousand, respectively, related to our portfolio of operating leases.

We elected the following practical expedients, as provided under the applicable transition guidance:

•        Package of practical expedients, which, among other things, allows us to carry forward our prior lease classifications under ASC 840, Leases;

•        Combine lease and nonlease components, which primarily relate to common area maintenance, for our office and manufacturing facilities, as a single lease component;

•        Use of hindsight in determining the lease term; and

•        Recognized lease payments on a straight-line basis over the lease term for all leases with a term of 12 months or less and were not classified on the balance sheet.

We enter into operating leases primarily for office and manufacturing facilities in California to support our customer development initiatives. Our leases, located in Pasadena, Alhambra and Lancaster, are leased under various agreements that extend for varying periods through 2023, with the option to extend our Lancaster lease through 2024. The extension option is reasonably certain to be exercised and included in the amounts recorded.

Our future minimum lease payments as of December 31, 2020 were as follows:

Operating Leases
Minimum future lease payments
2021	$235,882
2022	241,781
2023	183,056
2024	5,000
Total minimum future lease payments	665,719
Less: imputed interest	(53,668)
Total lease liability(1)	$612,051

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(1)      Includes the current and non-current lease liability, as reported in our Balance Sheet.

The following table presents the components of lease expense and supplemental cash flow information:

	Year Ended December31,
	2020	2019

Lease expense(1)	$230,242	$177,681
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows for operating leases	$133,608	$64,417

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(1)      Includes variable and short-term lease expenses, which are individually immaterial for disaggregation. Our lease expense is reported in selling, general, and administrative expense in the Statements of Operations.

The following table presents other relevant information related to our leases as of December 31, 2020:

Operating Leases
Weighted-average remaining lease term	2.7 years
Weighted-average discount rate(1)	6.0%

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(1)      The discount rates applied to each operating lease reflects our estimated incremental borrowing rate which was determined based on lending rates specific to the type of leased real estate.